Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000260349 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Government Bond USD Hedged Active ETF
Class Name	iShares Global Government Bond USD Hedged Active ETF
Trading Symbol	GGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Government Bond USD Hedged Active ETF (the “Fund”) for the period of June 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Government Bond USD Hedged Active ETF	$14(a)	0.39%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 14	[1]
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 42,434,509
Holdings Count | Holding	683
Advisory Fees Paid, Amount	$ 56,928
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$42,434,509
Number of Portfolio Holdings	683
Net Investment Advisory Fees	$56,928
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa(b)	42.2%
AA/Aa	11.5%
A	29.8%
BBB/Baa	7.9%
N/R	8.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	37.2%
Japan	16.3%
China	7.4%
France	6.1%
United Kingdom	6.1%
Italy	5.7%
Spain	3.6%
South Korea	2.0%
Canada	1.9%
Germany	1.4%
Other#	12.3%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000263289 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Bond Active ETF
Class Name	iShares Emerging Markets Bond Active ETF
Trading Symbol	BREM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Emerging Markets Bond Active ETF (the “Fund”) for the period of October 15, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Bond Active ETF	$2(a)	0.50%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[3]
Expense Ratio, Percent	0.50%	[4]
Net Assets	$ 35,544,918
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 7,641
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$35,544,918
Number of Portfolio Holdings	165
Net Investment Advisory Fees	$7,641
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AA/Aa	9.4%
A	6.4%
BBB/Baa	38.5%
BB/Ba	22.2%
B	11.8%
CCC/Caa	8.1%
C	0.6%
N/R	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Mexico	6.4%
Saudi Arabia	5.8%
United Arab Emirates	5.2%
Turkey	4.9%
Indonesia	4.3%
Hungary	4.0%
Chile	3.8%
Dominican Republic	3.8%
Oman	3.7%
Poland	3.6%
Other#	54.5%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.